CALVERT VP SRI BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 60.3%
Aerospace & Defense - 1.4%
CAE, Inc.	94,768	2,099,809
Hexcel Corp.	35,500	2,455,180
		4,554,989

Banks - 3.4%
Bank of America Corp.	184,600	5,093,114
JPMorgan Chase & Co.	36,000	3,644,280
PNC Financial Services Group, Inc. (The)	17,800	2,183,348
		10,920,742

Beverages - 1.3%
PepsiCo, Inc.	34,456	4,222,583

Biotechnology - 1.4%
Exact Sciences Corp. (1)	15,100	1,307,962
Gilead Sciences, Inc.	26,705	1,736,092
Vertex Pharmaceuticals, Inc. (1)	8,186	1,505,815
		4,549,869

Capital Markets - 0.9%
S&P Global, Inc.	13,400	2,821,370

Chemicals - 0.9%
Ecolab, Inc.	15,900	2,806,986

Commercial Services & Supplies - 1.5%
Waste Connections, Inc.	22,100	1,957,839
Waste Management, Inc.	27,816	2,890,360
		4,848,199

Consumer Finance - 1.2%
American Express Co.	35,600	3,891,080

Containers & Packaging - 1.2%
Ball Corp.	69,584	4,026,130

Diversified Consumer Services - 0.9%
Grand Canyon Education, Inc. (1)	25,100	2,874,201

Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	89,345	5,282,970

Electrical Equipment - 1.6%

AMETEK, Inc.	43,500	3,609,195
Emerson Electric Co.	22,400	1,533,728
		5,142,923

Energy Equipment & Services - 1.5%
Core Laboratories NV	22,800	1,571,604
National Oilwell Varco, Inc.	61,971	1,650,908
TechnipFMC plc	71,145	1,673,330
		4,895,842

Entertainment - 0.7%
Walt Disney Co. (The)	21,523	2,389,699

Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	19,400	3,822,964
AvalonBay Communities, Inc.	17,602	3,533,249
		7,356,213

Food & Staples Retailing - 0.8%
Performance Food Group Co. (1)	67,885	2,690,961

Food Products - 1.1%
Mondelez International, Inc., Class A	73,712	3,679,703

Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (1)	61,800	2,371,884
Danaher Corp.	34,700	4,581,094
		6,952,978

Health Care Providers & Services - 1.1%
Anthem, Inc.	12,200	3,501,156

Household Products - 1.4%
Procter & Gamble Co. (The)	42,900	4,463,745

Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	44,656	2,082,756

Industrial Conglomerates - 0.5%
3M Co.	7,219	1,499,964

Insurance - 1.9%
American International Group, Inc.	44,700	1,924,782
First American Financial Corp.	35,101	1,807,701
Progressive Corp. (The)	31,700	2,285,253
		6,017,736

Interactive Media & Services - 3.5%
Alphabet, Inc., Class C (1)	6,190	7,262,789
CarGurus, Inc. (1)	19,600	785,176

IAC/InterActiveCorp (1)	16,100	3,382,771
		11,430,736

Internet & Direct Marketing Retail - 1.8%
Amazon.com, Inc. (1)	3,329	5,928,117

IT Services - 4.1%
Amdocs Ltd.	35,508	1,921,338
Fiserv, Inc. (1)(2)	42,300	3,734,244
GoDaddy, Inc., Class A (1)	23,400	1,759,446
Visa, Inc., Class A	38,000	5,935,220
		13,350,248

Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	12,418	3,399,055

Machinery - 1.3%
Gardner Denver Holdings, Inc. (1)	85,300	2,372,193
Parker-Hannifin Corp.	10,750	1,844,915
		4,217,108

Multi-Utilities - 1.4%
CMS Energy Corp.	39,885	2,215,213
Sempra Energy	19,008	2,392,347
		4,607,560

Pharmaceuticals - 2.7%
GlaxoSmithKline plc ADR	52,200	2,181,438
Jazz Pharmaceuticals plc (1)	17,777	2,541,222
Merck & Co., Inc.	49,400	4,108,598
		8,831,258

Semiconductors & Semiconductor Equipment - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	52,200	2,138,112
Texas Instruments, Inc.	28,251	2,996,584
		5,134,696

Software - 5.1%
Adobe, Inc. (1)	9,463	2,521,795
Intuit, Inc.	8,552	2,235,578
Microsoft Corp.	75,093	8,856,469
Salesforce.com, Inc. (1)	19,000	3,009,030
		16,622,872

Specialty Retail - 2.7%
Home Depot, Inc. (The)	20,800	3,991,312
Lowe’s Cos., Inc.	18,100	1,981,407
TJX Cos., Inc. (The)	49,300	2,623,253
		8,595,972

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	37,472	7,117,806

Textiles, Apparel & Luxury Goods - 0.9%
Gildan Activewear, Inc.	80,300	2,888,391

Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (1)	157,400	2,076,106

Total Common Stocks (Cost $166,237,445)		195,672,720

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 17.6%
Basic Materials - 0.2%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	535,000	554,781

Communications - 1.2%
Comcast Corp.:
3.20%, 7/15/36	480,000	437,158
3.237%, (3 mo. USD LIBOR + 0.44%), 10/1/21 (3)	440,000	440,633
4.70%, 10/15/48	163,000	177,785
Crown Castle Towers LLC, 3.663%, 5/15/45 (4)	250,000	253,452
NBCUniversal Media LLC, 4.45%, 1/15/43	200,000	207,873
Verizon Communications, Inc.:
3.784%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (3)	627,000	627,593
3.875%, 2/8/29	450,000	463,066
4.329%, 9/21/28	317,000	336,392
4.862%, 8/21/46	270,000	288,996
5.50%, 3/16/47 (2)	325,000	381,599
Warner Media LLC, 4.90%, 6/15/42	300,000	301,423
		3,915,970

Consumer, Cyclical - 1.9%
American Airlines Group, Inc., 5.50%, 10/1/19 (4)	70,000	71,218
American Airlines Pass-Through Trust:
4.40%, 3/22/25	417,085	420,901
5.25%, 7/15/25	254,463	263,028
5.60%, 1/15/22 (4)	335,774	340,996
5.625%, 7/15/22 (4)	106,350	108,492
Best Buy Co., Inc., 4.45%, 10/1/28	350,000	355,140
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	100,000	102,425
Ford Motor Credit Co. LLC:
2.979%, 8/3/22	1,390,000	1,329,577
3.387%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (3)	220,000	218,254
3.605%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (3)	200,000	195,341
3.677%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (3)	313,000	303,389
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	206,807	204,615
Lennar Corp., 4.50%, 11/15/19	415,000	416,556

Nordstrom, Inc., 5.00%, 1/15/44	453,000	410,892
Starbucks Corp., 2.45%, 6/15/26	250,000	237,052
Tapestry, Inc., 4.125%, 7/15/27	670,000	641,261
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (4)	45,585	46,627
6.00%, 4/23/22 (4)	81,653	83,086
Whirlpool Corp., 3.70%, 5/1/25	200,000	200,994
Wyndham Destinations, Inc.:
5.40%, 4/1/24	63,000	64,260
5.75%, 4/1/27	331,000	329,560
		6,343,664

Consumer, Non-cyclical - 1.7%
Amgen, Inc., 4.663%, 6/15/51	447,000	451,382
Becton Dickinson and Co.:
2.404%, 6/5/20	231,000	229,412
2.894%, 6/6/22	231,000	229,890
3.476%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (3)	723,000	723,077
Block Financial LLC, 5.25%, 10/1/25	70,000	72,637
Conagra Brands, Inc., 3.511%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (3)	122,000	121,896
CVS Health Corp.:
3.125%, 3/9/20	58,000	58,176
3.321%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (3)	44,000	44,116
3.70%, 3/9/23	315,000	320,211
4.30%, 3/25/28	504,000	511,617
CVS Pass-Through Trust, 6.036%, 12/10/28	420,814	459,524
Ecolab, Inc., 3.25%, 12/1/27	100,000	100,695
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (4)	300,000	300,093
Kaiser Foundation Hospitals, 3.15%, 5/1/27 (2)	437,000	439,461
Kraft Heinz Foods Co., 5.20%, 7/15/45	300,000	289,887
Life Technologies Corp., 6.00%, 3/1/20	300,000	308,197
Massachusetts Institute of Technology, 3.959%, 7/1/38	200,000	214,664
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (4)	124,000	130,510
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	447,000	446,051
		5,451,496

Energy - 0.3%
Oceaneering International, Inc., 4.65%, 11/15/24 (2)	243,000	225,382
TerraForm Power Operating LLC:
5.00%, 1/31/28 (4)	580,000	561,875
6.625%, 6/15/25 (4)	150,000	157,688
		944,945

Financial - 7.2%
Ally Financial, Inc., 4.125%, 3/30/20	543,000	547,936
Banco Santander S.A.:
3.125%, 2/23/23	409,000	404,933
3.741%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (3)	200,000	197,469
Bank Nederlandse Gemeenten NV, 2.125%, 12/14/20 (4)	350,000	348,331
Bank of America Corp.:

3.389%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (3)	695,000	692,987
3.499% to 5/17/21, 5/17/22 (5)	704,000	712,896
3.55% to 3/5/23, 3/5/24 (5)	350,000	355,651
3.593% to 7/21/27, 7/21/28 (5)	690,000	687,909
3.824% to 1/20/27, 1/20/28 (5)	1,385,000	1,406,524
3.941%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (3)	232,000	234,800
3.974% to 2/7/29, 2/7/30 (5)	184,000	187,888
Bank of America NA, 3.335% to 1/25/22, 1/25/23 (5)	944,000	956,487
Capital One Financial Corp.:
3.201%, (3 mo. USD LIBOR + 0.45%), 10/30/20 (3)	110,000	110,057
3.30%, 10/30/24	209,000	207,229
3.471%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (3)	880,000	869,147
4.20%, 10/29/25	300,000	305,551
Capital One NA, 2.65%, 8/8/22	295,000	291,713
CBL & Associates LP, 5.25%, 12/1/23 (2)	222,000	172,605
Citigroup, Inc.:
2.75%, 4/25/22	370,000	368,727
3.142% to 1/24/22, 1/24/23 (5)	388,000	389,621
3.665%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (3)	150,000	151,747
3.729%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (3)	150,000	150,314
3.887% to 1/10/27, 1/10/28 (5)	927,000	942,918
4.047%, (3 mo. USD LIBOR + 1.25%), 7/1/26 (3)	375,000	375,736
5.80% to 11/15/19 (5)(6)	135,000	136,181
6.125% to 11/15/20 (5)(6)	65,000	66,325
Citizens Bank NA:
2.25%, 3/2/20	250,000	248,889
2.55%, 5/13/21	200,000	198,691
Citizens Financial Group, Inc., 2.375%, 7/28/21	170,000	167,794
Commonwealth Bank of Australia, 2.50%, 9/18/22 (4)	270,000	266,361
Credit Acceptance Corp.:
6.125%, 2/15/21	208,000	208,650
7.375%, 3/15/23	240,000	249,900
DDR Corp., 3.625%, 2/1/25	259,000	254,596
Digital Realty Trust LP:
3.95%, 7/1/22	360,000	369,662
4.75%, 10/1/25	260,000	276,102
Discover Bank, 4.682% to 8/9/23, 8/9/28 (5)	275,000	279,756
Discover Financial Services, 3.95%, 11/6/24	200,000	203,877
Goldman Sachs Group, Inc. (The):
2.876% to 10/31/21, 10/31/22 (5)	53,000	52,587
2.905% to 7/24/22, 7/24/23 (5)	488,000	482,949
2.908% to 6/5/22, 6/5/23 (5)	567,000	560,886
3.779%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (3)	260,000	260,004
3.854%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (3)	275,000	270,024
International Finance Corp., 1.75%, 3/30/20	820,000	814,129
JPMorgan Chase & Co.:
3.662%, (3 mo. USD LIBOR + 0.89%), 7/23/24 (3)	44,000	43,917
3.797% to 7/23/23, 7/23/24 (5)	530,000	544,711
Series V, 5.00% to 7/1/19 (5)(6)	675,000	672,131
Lazard Group LLC, 4.50%, 9/19/28	327,000	337,227

Marsh & McLennan Cos., Inc., 3.801%, (3 mo. USD LIBOR + 1.20%), 12/29/21 (3)	168,000	168,413
Morgan Stanley:
2.80%, 6/16/20	665,000	665,708
4.00%, 7/23/25	325,000	335,022
4.179%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (3)	260,000	264,152
4.875%, 11/1/22	105,000	110,918
5.45% to 7/15/19 (5)(6)	100,000	100,375
National Australia Bank Ltd., 3.625%, 6/20/23	275,000	281,890
SBA Tower Trust:
2.877%, 7/15/46 (4)	300,000	297,674
3.722%, 4/9/48 (4)	660,000	669,627
Springleaf Finance Corp., 6.875%, 3/15/25	145,000	150,075
Synchrony Financial:
3.00%, 8/15/19	58,000	58,018
3.968%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (3)	90,000	90,451
4.25%, 8/15/24	802,000	807,730
4.50%, 7/23/25	495,000	497,635
Synovus Financial Corp.:
3.125%, 11/1/22	156,000	154,323
5.90% to 2/7/24, 2/7/29 (5)	35,000	35,228
Toronto-Dominion Bank (The), 1.85%, 9/11/20	500,000	494,819
		23,216,583

Government - 1.4%
Asian Development Bank, 3.125%, 9/26/28	540,000	566,501
European Bank for Reconstruction & Development, 0.875%, 7/22/19	550,000	547,261
Inter-American Development Bank, 3.00%, 9/26/22	540,000	552,614
International Bank for Reconstruction & Development, 3.125%, 11/20/25	1,200,000	1,250,958
International Finance Corp., 2.00%, 10/24/22	1,625,000	1,607,739
		4,525,073

Industrial - 1.0%
Jabil, Inc.:
4.70%, 9/15/22	504,000	518,767
5.625%, 12/15/20	70,000	72,926
Johnson Controls International plc, 4.625%, 7/2/44	225,000	220,540
Owens Corning:
3.40%, 8/15/26	400,000	377,675
4.30%, 7/15/47	131,000	106,389
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (4)	375,000	376,729
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC, 5.75%, 10/15/20	155,057	155,445
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (4)	260,000	255,441
3.00%, 7/15/22 (4)	233,000	230,359
Wabtec Corp.:
3.911%, (3 mo. USD LIBOR + 1.30%), 9/15/21 (3)	484,000	483,639
4.95%, 9/15/28	398,000	404,140
		3,202,050

Technology - 2.0%

Apple, Inc., 3.00%, 6/20/27	592,000	590,468
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	205,000	207,574
CA, Inc., 4.70%, 3/15/27	500,000	497,800
Dell International LLC / EMC Corp., 4.42%, 6/15/21 (4)	605,000	621,020
DXC Technology Co.:
2.875%, 3/27/20	319,000	318,897
3.576%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (3)	748,000	748,015
4.25%, 4/15/24	350,000	355,525
Hewlett Packard Enterprise Co., 3.515%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (3)	278,000	277,065
Marvell Technology Group Ltd., 4.20%, 6/22/23	37,000	37,763
Microchip Technology, Inc., 4.333%, 6/1/23 (4)	593,000	606,449
Microsoft Corp.:
2.40%, 8/8/26	285,000	276,822
4.45%, 11/3/45	250,000	285,420
NXP BV / NXP Funding LLC, 4.625%, 6/15/22 (4)	325,000	337,057
Seagate HDD Cayman:
4.875%, 3/1/24	235,000	233,879
4.875%, 6/1/27	200,000	191,003
5.75%, 12/1/34	75,000	68,889
Western Digital Corp., 4.75%, 2/15/26	842,000	805,162
		6,458,808

Utilities - 0.7%
American Water Capital Corp., 2.95%, 9/1/27	370,000	360,429
Avangrid, Inc., 3.15%, 12/1/24	957,000	947,051
MidAmerican Energy Co., 4.25%, 7/15/49	350,000	373,220
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (4)	375,000	373,594
Public Service Co. of Colorado, 3.70%, 6/15/28	258,000	269,403
		2,323,697

Total Corporate Bonds (Cost $56,430,156)		56,937,067

ASSET-BACKED SECURITIES - 10.3%
Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.81%, 11/15/48 (4)	169,189	176,893
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (4)	647,854	666,867
Avant Loans Funding Trust:
Series 2018-A, Class B, 3.95%, 12/15/22 (4)	845,000	849,448
Series 2018-A, Class C, 4.79%, 5/15/24 (4)	150,000	151,258
Series 2019-A, Class A, 3.48%, 7/15/22 (4)	180,000	180,568
Avis Budget Rental Car Funding AESOP LLC:
Series 2014-1A, Class A, 2.46%, 7/20/20 (4)	353,333	353,058
Series 2014-1A, Class C, 3.75%, 7/20/20 (4)	143,333	143,414
Series 2014-2A, Class A, 2.50%, 2/20/21 (4)	1,892,000	1,886,817
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 1.88%, 6/15/28 (4)	1,207,820	1,203,817
Citi Held For Asset Issuance, Series 2015-PM1, Class C, 5.01%, 12/15/21 (4)	40,953	40,973
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (4)	309,488	315,737
Conn Funding II LP:
Series 2017-B, Class B, 4.52%, 4/15/21 (4)	139,840	140,314
Series 2018-A, Class A, 3.25%, 1/15/23 (4)	87,382	87,523

Series 2018-A, Class B, 4.65%, 1/15/23 (4)	77,250	77,667
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class C, 5.13%, 4/17/23 (4)	107,916	108,434
Series 2017-P1, Class A, 2.42%, 9/15/23 (4)	21,862	21,852
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (4)	1,710,000	1,704,025
DB Master Finance LLC:
Series 2015-1A, Class A2II, 3.98%, 2/20/45 (4)	550,080	550,699
Series 2017-1A, Class A2II, 4.03%, 11/20/47 (4)	83,938	84,377
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (4)	121,094	120,893
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (4)	142,200	142,246
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (4)	362,813	376,797
Series 2016-1A, Class A2, 6.125%, 7/20/46 (4)	146,250	153,673
Series 2018-1A, Class A2, 4.739%, 4/20/48 (4)	28,783	29,395
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (4)	55,174	55,005
Series 2014-1A, Class B1, 4.406%, 4/19/44 (4)	350,000	350,868
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (4)	579,675	590,348
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (4)	176,850	183,170
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (4)	200,000	199,849
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (4)	380,883	380,803
Hardee’s Funding LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (4)	248,750	251,941
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (4)	25,000	25,588
Invitation Homes Trust:
Series 2017-SFR2, Class C, 3.932%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (3)(4)	116,000	116,305
Series 2018-SFR2, Class A, 3.384%, (1 mo. USD LIBOR + 0.90%), 6/17/37 (3)(4)	897,149	897,903
Series 2018-SFR2, Class D, 3.934%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (3)(4)	155,000	154,063
Series 2018-SFR3, Class D, 4.132%, (1 mo. USD LIBOR + 1.65%), 7/17/37 (3)(4)	150,000	150,443
Marlette Funding Trust:
Series 2017-1A, Class B, 4.114%, 3/15/24 (4)	100,000	100,330
Series 2017-2A, Class B, 3.19%, 7/15/24 (4)	153,000	152,999
Mosaic Solar Loans LLC, Series 2019-1A, Class A, 4.37%, 12/21/43 (4)	446,690	455,673
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.19%, 9/15/21 (4)	335,000	333,832
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (4)	336,899	337,382
Series 2016-1A, Class B, 4.57%, 2/20/29 (4)	215,000	218,049
Series 2016-2A, Class A, 4.10%, 3/20/28 (4)	305,918	306,764
Series 2017-1A, Class A1, 2.37%, 9/14/32 (4)	475,000	471,432
Oportun Funding LLC:
Series 2017-A, Class A, 3.23%, 6/8/23 (4)	250,000	248,802
Series 2018-A, Class A, 3.61%, 3/8/24 (4)	706,000	708,021
Series 2018-B, Class A, 3.91%, 7/8/24 (4)	1,154,000	1,163,488
Planet Fitness Master Issuer LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48 (4)	487,550	496,566
Series 2018-1A, Class A2II, 4.666%, 9/5/48 (4)	69,650	71,996
Progress Residential Trust:
Series 2015-SFR3, Class E, 5.66%, 11/12/32 (4)	100,000	101,005
Series 2016-SFR2, Class E, 6.032%, (1 mo. USD LIBOR + 3.55%), 1/17/34 (3)(4)	290,000	291,258
Prosper Marketplace Issuance Trust:

Series 2017-1A, Class B, 3.65%, 6/15/23 (4)	29,951	29,956
Series 2017-1A, Class C, 5.80%, 6/15/23 (4)	215,000	216,124
Series 2017-2A, Class B, 3.48%, 9/15/23 (4)	96,819	96,920
Series 2017-3A, Class A, 2.36%, 11/15/23 (4)	189,894	189,766
Series 2017-3A, Class B, 3.36%, 11/15/23 (4)	845,000	844,583
Series 2018-1A, Class A, 3.11%, 6/17/24 (4)	151,593	151,653
Series 2018-2A, Class A, 3.35%, 10/15/24 (4)	757,350	758,466
Series 2018-2A, Class B, 3.96%, 10/15/24 (4)	440,000	443,085
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (4)	87,942	87,475
Sierra Timeshare Receivables Funding LLC, Series 2014-3A, Class B, 2.80%, 10/20/31 (4)	34,991	34,873
SoFi Professional Loan Program LLC:
Series 2014-B, Class A1, 3.736%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (3)(4)	31,410	31,575
Series 2014-B, Class A2, 2.55%, 8/27/29 (4)	70,909	70,604
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (4)	391,359	405,406
Series 2014-1, Class A, 4.59%, 4/20/44 (4)	222,839	227,454
Series 2014-2, Class A, 4.02%, 7/20/44 (4)	497,529	499,611
Series 2014-2, Class B, 5.44%, 7/20/44 (4)	864,223	849,524
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (4)	983,842	983,829
Springleaf Funding Trust:
Series 2015-AA, Class B, 3.62%, 11/15/24 (4)	300,000	300,139
Series 2016-AA, Class A, 2.90%, 11/15/29 (4)	483,367	482,731
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (4)	98,062	99,430
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (4)	1,189,008	1,218,131
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (4)	346,950	347,483
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (4)	377,277	389,145
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.32%, 12/20/19 (4)	768,423	767,437
Series 2018-B, Class A, 3.71%, 8/20/21 (4)	835,770	845,579
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	900,000	893,799
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	783,502	785,803
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (4)	335,328	340,707
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (4)	300,000	299,340
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (4)	43,916	43,865
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (4)	2,431,800	2,462,606

Total Asset-Backed Securities (Cost $33,400,744)		33,577,727

U.S. TREASURY OBLIGATIONS - 3.5%
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28 (7)	4,392,873	4,494,925
U.S. Treasury Notes:
1.375%, 7/31/19 (2)	1,624,000	1,618,259
1.625%, 6/30/19	91,000	90,797
2.25%, 3/31/21	4,800,000	4,798,875
2.375%, 2/29/24	227,000	228,632
2.625%, 12/31/25	28,000	28,558

Total U.S. Treasury Obligations (Cost $11,183,919)		11,260,046

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 3.5%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.786%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (3)(4)	91,010	91,393
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KW06, Class A2, 3.80%, 6/25/28	530,000	563,390
Series W5FX, Class AFX, 3.34%, 4/25/28	191,667	194,619
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 5.736%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (3)	493,000	535,824
Series 2015-HQA2, Class M2, 5.286%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (3)	151,798	154,897
Series 2016-DNA2, Class M2, 4.686%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (3)	100,769	101,461
Series 2017-DNA3, Class M2, 4.986%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (3)	600,000	616,185
Series 2018-DNA1, Class M1, 2.936%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (3)	272,767	271,919
Series 2018-DNA2, Class B1, 6.186%, (1 mo. USD LIBOR + 3.70%), 12/25/30 (3)(4)	35,000	34,545
Series 2018-HQA1, Class M2, 4.786%, (1 mo. USD LIBOR + 2.30%), 9/25/30 (3)	155,000	155,075
Series 2019-DNA2, Class M2, 4.937%, (1 mo. USD LIBOR + 2.45%), 3/25/49 (3)(4)	121,000	121,343
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.785%, 2/25/27 (8)	300,858	303,976
Series 2017-M13, Class A2, 2.939%, 9/25/27 (8)	675,000	676,881
Series 2018-M4, Class A2, 3.043%, 3/25/28 (8)	330,000	333,188
Series 2018-M8, Class A2, 3.325%, 6/25/28 (8)	459,231	473,681
Series 2018-M13, Class A2, 3.697%, 9/25/30 (8)	1,680,000	1,774,696
Series 2019-M1, Class A2, 3.555%, 9/25/28 (8)	785,000	823,284
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.736%, (1 mo. USD LIBOR + 5.25%), 10/25/23 (3)	505,332	570,047
Series 2014-C02, Class 1M2, 5.086%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (3)	650,000	679,998
Series 2014-C02, Class 2M2, 5.086%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (3)	206,952	215,635
Series 2014-C03, Class 1M2, 5.486%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (3)	413,218	437,510
Series 2014-C03, Class 2M2, 5.386%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (3)	359,274	377,565
Series 2014-C04, Class 1M2, 7.386%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (3)	639,841	718,947
Series 2016-C06, Class 1M2, 6.736%, (1 mo. USD LIBOR + 4.25%), 4/25/29 (3)	200,000	221,982
Series 2017-C06, Class 1M2, 5.136%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (3)	320,000	329,689
Series 2018-C03, Class 1M1, 3.166%, (1 mo. USD LIBOR + 0.68%), 10/25/30 (3)	107,982	108,128
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	274,656	272,874
Toorak Mortgage Corp. Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21 (4)(9)	100,000	100,314

Total Collateralized Mortgage-Backed Obligations (Cost $10,935,388)		11,259,046

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Citigroup Commercial Mortgage Trust, Series 2017-MDRC, Class D, 4.734%, (1 mo. USD LIBOR + 2.25%), 7/15/30 (3)(4)	235,000	235,058
CLNS Trust, Series 2017-IKPR, Class B, 3.493%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (3)(4)	600,000	598,205
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27 (4)	100,000	99,694
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (4)	300,000	299,741
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (4)(8)	100,000	99,362
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 3.184%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (3)(4)	500,000	498,068
Motel 6 Trust:
Series 2017-MTL6, Class C, 3.884%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (3)(4)	342,783	343,067
Series 2017-MTL6, Class D, 4.634%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (3)(4)	211,985	212,760

Series 2017-MTL6, Class E, 5.734%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (3)(4)	74,871	75,358
RETL Trust:
Series 2019-RVP, Class A, 3.634%, (1 mo. USD LIBOR + 1.15%), 3/15/36 (3)(4)	830,000	831,557
Series 2019-RVP, Class B, 4.034%, (1 mo. USD LIBOR + 1.55%), 3/15/36 (3)(4)	560,000	560,000
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.754%, 8/10/31 (4)	450,000	440,641

Total Commercial Mortgage-Backed Securities (Cost $4,307,572)		4,293,511

TAXABLE MUNICIPAL OBLIGATIONS - 0.9%
General Obligations - 0.6%
Los Angeles Unified School District, California, 5.75%, 7/1/34 (10)	450,000	553,729
Massachusetts, Green Bonds, 3.277%, 6/1/46	435,000	413,541
New York City, NY, 5.206%, 10/1/31 (10)	470,000	546,723
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285,000	292,211
		1,806,204

Special Tax Revenue - 0.3%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (10)	300,000	343,392
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (10)	600,000	719,124
		1,062,516

Water and Sewer - 0.0% (11)
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	130,000	150,005
		150,005

Total Taxable Municipal Obligations (Cost $2,982,565)		3,018,725

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.2%
Federal National Mortgage Association:
2.65%, 6/1/26	333,801	332,647
2.68%, 7/1/26	350,000	348,731

Total U.S. Government Agency Mortgage-Backed Securities (Cost $695,210)		681,378

SOVEREIGN GOVERNMENT BONDS - 0.1%
Nacional Financiera SNC, 3.375%, 11/5/20 (4)	265,000	265,665

Total Sovereign Government Bonds (Cost $264,841)		265,665

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.5%
Overseas Private Investment Corp.:
3.22%, 9/15/29	428,651	439,193
3.52%, 9/20/32	425,250	444,511
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	137,000	137,000
2.618%, 8/1/23	69,000	69,000

2.668%, 8/1/24	240,000	240,000
2.738%, 8/1/25	240,000	240,000

Total U.S. Government Agencies and Instrumentalities (Cost $1,539,901)		1,569,704

FLOATING RATE LOANS (12) - 0.9%
Building and Development - 0.1%
DTZ U.S. Borrower, LLC, Term Loan, 5.749%, (1 mo. USD LIBOR + 3.25%), 8/21/25	298,500	296,681

Business Equipment and Services - 0.2%
Change Healthcare Holdings, LLC, Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 3/1/24	252,121	248,970
First Data Corporation, Term Loan, 4.486%, (1 mo. USD LIBOR + 2.00%), 7/8/22	268,880	268,502
		517,472

Cable and Satellite Television - 0.1%
UPC Financing Partnership, Term Loan, 4.984%, (1 mo. USD LIBOR + 2.50%), 1/15/26	191,570	191,101
Ziggo Secured Finance Partnership, Term Loan, 4.984%, (1 mo. USD LIBOR + 2.50%), 4/15/25	230,000	224,394
		415,495

Cosmetics/Toiletries - 0.0% (11)
Prestige Brands, Inc., Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 1/26/24	47,126	46,729

Drugs - 0.1%
Jaguar Holding Company II, Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 8/18/22	435,476	431,488

Electronics/Electrical - 0.2%
Go Daddy Operating Company, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), 2/15/24	69,822	69,473
Infor (US), Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 2/1/22	444,176	442,649
MA FinanceCo., LLC, Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 6/21/24	19,201	18,689
Seattle Spinco, Inc., Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 6/21/24	129,671	126,213
SolarWinds Holdings, Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 2/5/24	79,798	79,085
		736,109

Equipment Leasing - 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.488%, (1 mo. USD LIBOR + 2.00%), 1/15/25	299,105	297,185

Financial - 0.0% (11)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (13)(14)(15)	385,345	6,078

Industrial Equipment - 0.0% (11)
Rexnord, LLC, Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 8/21/24	45,313	44,976

Leisure Goods/Activities/Movies - 0.0% (11)
Bombardier Recreational Products, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), 5/23/25	69,825	68,480

Lodging and Casinos - 0.0% (11)
ESH Hospitality, Inc., Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 8/30/23	69,825	69,339

Telecommunications - 0.1%

Level 3 Financing, Inc., Term Loan, 4.736%, (1 mo. USD LIBOR + 2.25%), 2/22/24	110,000	108,900

Total Floating Rate Loans (Cost $3,436,443)		3,038,932

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	643,553	643,553

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $643,553)		643,553

TOTAL INVESTMENTS (Cost $292,057,737) - 99.3%		322,218,074
Other assets and liabilities, net - 0.7%		2,142,084
NET ASSETS - 100.0%		324,360,158

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $6,113,574 and the total market value of the collateral received by the Fund was $6,222,257, comprised of cash of $643,553 and U.S. Government and/or agencies securities of $5,578,704.

(3) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2019.
(4) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $43,241,575, which represents 13.3% of the net assets of the Fund as of March 31, 2019.

(5) Security converts to floating rate after the indicated fixed-rate coupon period.
(6) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(8) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2019.
(9) Step coupon security. The interest rate disclosed is that which is in effect on March 31, 2019.
(10) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(11) Amount is less than 0.05%.
(12) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate in effect at March 31, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.

(13) For fair value measurement disclosure purposes, security is categorized as Level 3.
(14) Restricted security. Total market value of restricted securities amounts to $6,078, which represents less than 0.05% of the net assets of the Fund as of March 31, 2019.
(15) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
ADR:	American Depositary Receipt
LIBOR:	London Interbank Offered Rate

Abbreviations:
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	40	6/28/19	$8,523,750	$31,566
U.S. 10-Year Treasury Note	2	6/19/19	248,438	3,965
U.S. Ultra-Long Treasury Bond	65	6/19/19	10,920,000	447,258
Total Long				$482,789
Short:
U.S. 2-Year Treasury Note	(1)	6/28/19	($213,094)	$170
U.S. 5-Year Treasury Note	(10)	6/28/19	(1,158,281)	(10,884)
U.S. Long Treasury Bond	(1)	6/19/19	(149,656)	186
U.S. Ultra 10-Year Treasury Note	(26)	6/19/19	(3,452,313)	(32,969)
Total Short				($43,497)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345

At March 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.

At March 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $483,145 and $43,853, respectively.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$195,672,720	(2)	$—	$—	$195,672,720
Corporate Bonds	—		56,937,067	—	56,937,067
Asset-Backed Securities	—		33,577,727	—	33,577,727
U.S. Treasury Obligations	—		11,260,046	—	11,260,046
Collateralized Mortgage-Backed Obligations	—		11,259,046	—	11,259,046
Commercial Mortgage-Backed Securities	—		4,293,511	—	4,293,511
Taxable Municipal Obligations	—		3,018,725	—	3,018,725
U.S. Government Agency Mortgage-Backed Securities	—		681,378	—	681,378
Sovereign Government Bonds	—		265,665	—	265,665
U.S. Government Agencies and Instrumentalities	—		1,569,704	—	1,569,704
Floating Rate Loans	—		3,032,854	6,078	3,038,932
Short Term Investment of Cash Collateral for Securities Loaned	643,553		—	—	643,553
Total Investments	$196,316,273		$125,895,723	$6,078	$322,218,074
Futures Contracts (3)	$483,145		$—	$—	$483,145
Total	$196,799,418		$125,895,723	$6,078	$322,701,219
Liabilities
Futures Contracts (3)	$(43,853)		$—	$—	$(43,853)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(3) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2019 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.